Schedule of deliberate and paid dividends (Details) - BRL (R$) R$ in Thousands		12 Months Ended
		Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Shareholders Compensation
Profit for the year		R$ 12,258,628	R$ 3,794,295	R$ 1,789,067
Percentual de Reserva de Capital		5.00%
Capital reserve		R$ (612,931)
Profit for allocation		R$ 11,645,697
Percentage Of Dividends	[1]	25.00%
Mandatory minimum dividends:	[1]	R$ (2,911,424)
Statutory reserve		R$ (8,734,273)

[1]	Of the total mandatory minimum dividend, in the amount of R$2,911,424, the Company's Board of Directors, in a meeting held on July 27, 2021, approved the distribution of dividends to shareholders, as an anticipation of the mandatory minimum dividend based on the net income generated until June 30, 2021, in the amount of R$1,750,000, corresponding to R$1.26801069070972 per share, which had already been paid by year-end. Additionally, on December 29, 2021, the Board of Directors approved the payment to shareholders, also as an anticipation of the minimum mandatory dividend, of interest on equity in the amount of R$256,953, based on net income generated until November 30, 2021, corresponding to the amount of R$ 0.19150790423 per share, before taxes, which will be paid to shareholders until May 30, 2022. Thus, the remaining balance of the minimum mandatory dividend, in the amount of R$904,471, as shown in the table below, will be deliberated at the Company's Annual General Meeting.